Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALAMOS ADVISORS TRUST/IL
Entity Central Index Key	0001079575
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000017621
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

HOW THE PORTFOLIO PERFORMED

For the 12-months ended December 31, 2024 (“annual period”), the Portfolio delivered strong returns, capturing much of the all-equity index’s gain, as the equity market enjoyed solid economic growth and tamer inflation through 2024. It should be noted that a smaller subset of names within the equity market drove its performance; the largest companies capitalizing on AI opportunities performed best. To put it in perspective, the top 10 names of the S&P 500 Index accounted for approximately 63% of the benchmark’s return for the period. The Portfolio’s focus on quality businesses with a bias toward higher growth metrics worked well for the year. Portfolio holdings in non-common stocks, utilized for risk management, lagged the equity market.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
	Calamos Growth and Income Portfolio	S&P 500 Total Return Index
12/31/14	$10,000	$10,000
1/31/15	$9,724	$9,700
2/28/15	$10,195	$10,258
3/31/15	$10,025	$10,095
4/30/15	$10,100	$10,192
5/31/15	$10,292	$10,323
6/30/15	$10,113	$10,123
7/31/15	$10,293	$10,336
8/31/15	$9,836	$9,712
9/30/15	$9,646	$9,472
10/31/15	$10,254	$10,271
11/30/15	$10,247	$10,301
12/31/15	$10,112	$10,139
1/31/16	$9,631	$9,636
2/29/16	$9,537	$9,623
3/31/16	$10,038	$10,275
4/30/16	$10,089	$10,315
5/31/16	$10,241	$10,500
6/30/16	$10,161	$10,528
7/31/16	$10,450	$10,916
8/31/16	$10,494	$10,931
9/30/16	$10,534	$10,933
10/31/16	$10,403	$10,734
11/30/16	$10,600	$11,131
12/31/16	$10,751	$11,351
1/31/17	$10,887	$11,567
2/28/17	$11,227	$12,026
3/31/17	$11,235	$12,040
4/30/17	$11,372	$12,164
5/31/17	$11,516	$12,335
6/30/17	$11,530	$12,412
7/31/17	$11,736	$12,667
8/31/17	$11,758	$12,706
9/30/17	$11,873	$12,968
10/31/17	$12,101	$13,270
11/30/17	$12,330	$13,677
12/31/17	$12,419	$13,829
1/31/18	$13,114	$14,621
2/28/18	$12,739	$14,082
3/31/18	$12,479	$13,724
4/30/18	$12,487	$13,777
5/31/18	$12,743	$14,109
6/30/18	$12,743	$14,196
7/31/18	$13,137	$14,724
8/31/18	$13,483	$15,204
9/30/18	$13,503	$15,290
10/31/18	$12,672	$14,245
11/30/18	$12,890	$14,536
12/31/18	$11,874	$13,223
1/31/19	$12,705	$14,283
2/28/19	$13,035	$14,741
3/31/19	$13,232	$15,028
4/30/19	$13,720	$15,636
5/31/19	$13,035	$14,643
6/30/19	$13,752	$15,675
7/31/19	$13,924	$15,900
8/31/19	$13,726	$15,648
9/30/19	$13,840	$15,941
10/31/19	$14,090	$16,286
11/30/19	$14,485	$16,877
12/31/19	$14,909	$17,387
1/31/20	$14,901	$17,380
2/29/20	$13,919	$15,949
3/31/20	$12,529	$13,979
4/30/20	$13,890	$15,771
5/31/20	$14,605	$16,522
6/30/20	$14,975	$16,851
7/31/20	$15,727	$17,801
8/31/20	$16,754	$19,081
9/30/20	$16,168	$18,356
10/31/20	$15,814	$17,868
11/30/20	$17,479	$19,823
12/31/20	$18,253	$20,586
1/31/21	$18,014	$20,378
2/28/21	$18,697	$20,940
3/31/21	$19,077	$21,857
4/30/21	$20,044	$23,023
5/31/21	$20,073	$23,184
6/30/21	$20,403	$23,725
7/31/21	$20,723	$24,289
8/31/21	$21,217	$25,027
9/30/21	$20,340	$23,863
10/31/21	$21,658	$25,535
11/30/21	$21,368	$25,358
12/31/21	$22,159	$26,495
1/31/22	$21,005	$25,124
2/28/22	$20,462	$24,371
3/31/22	$21,007	$25,276
4/30/22	$19,293	$23,072
5/31/22	$19,271	$23,115
6/30/22	$17,766	$21,207
7/31/22	$19,112	$23,162
8/31/22	$18,487	$22,217
9/30/22	$16,956	$20,171
10/31/22	$18,134	$21,804
11/30/22	$18,962	$23,023
12/31/22	$17,933	$21,696
1/31/23	$18,955	$23,060
2/28/23	$18,434	$22,497
3/31/23	$18,993	$23,323
4/30/23	$19,279	$23,687
5/31/23	$19,301	$23,790
6/30/23	$20,339	$25,362
7/31/23	$20,844	$26,177
8/31/23	$20,481	$25,760
9/30/23	$19,652	$24,532
10/31/23	$19,266	$24,016
11/30/23	$20,741	$26,209
12/31/23	$21,541	$27,400
1/31/24	$21,806	$27,860
2/29/24	$22,765	$29,348
3/31/24	$23,372	$30,292
4/30/24	$22,498	$29,055
5/31/24	$23,417	$30,495
6/30/24	$24,172	$31,590
7/31/24	$24,240	$31,974
8/31/24	$24,722	$32,750
9/30/24	$25,288	$33,449
10/31/24	$25,153	$33,146
11/30/24	$26,523	$35,092
12/31/24	$26,083	$34,255

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Calamos Growth and Income Portfolio	21.08	11.84	10.06
S&P 500 Total Return Index	24.99	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,732,256
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 233,012
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$32,732,256	157	29%	$233,012

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.0
Financials	12.9
Consumer Discretionary	12.6
Communication Services	11.3
Health Care	7.2
Industrials	6.9
Consumer Staples	5.3
Utilities	3.4
Energy	3.2
Other	2.1
Materials	2.0
Real Estate	1.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.2
NVIDIA Corp.	5.9
Microsoft Corp.	5.3
Alphabet, Inc. - Class A	5.0
Amazon.com, Inc.	4.5
Broadcom, Inc.	2.2
Meta Platforms, Inc. - Class A	2.1
Tesla, Inc.	1.8
Boeing Co., 6.000%, 10/15/27	1.6
JPMorgan Chase & Co.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources